Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Product sales	$ 209,594		$ 273,095		$ 535,328	$ 493,921	$ 1,007,198	$ 1,011,477
EXPENSES
Personnel	433,628		311,077		903,333	721,076	1,906,438	1,171,941
Cost of products sold (exclusive of direct and indirect overhead and handling costs)	12,947		16,309		39,380	36,859	75,493	105,026
Research and development	1,713,435		786,811		3,773,041	2,129,574	4,869,160	2,711,275
Repairs and maintenance	1,311		1,299		3,113	2,983	8,295	3,821
Professional fees	143,427		246,276		362,963	461,251	571,937	808,770
Office and other	79,823		247,495		258,185	350,137	845,624	354,102
Board of Directors fees and costs	21,367		31,611		28,716	64,696	109,473	95,431
Depreciation	3,118		1,485		6,236	2,969	5,681	10,124
Freight and shipping	1,169		1,016		3,032	2,450	5,885	5,643
Inventory valuation allowance							13,265	12,150
Total operating expenses	2,411,497		1,643,379		5,379,271	3,771,995	8,551,758	5,278,283
LOSS FROM OPERATIONS	(2,201,903)		(1,370,284)		(4,843,943)	(3,278,074)	(7,544,560)	(4,266,806)
OTHER INCOME
Investment and other income	9,511		2,273		17,559	5,897	12,027	11,773
LOSS BEFORE INCOME TAXES	(2,192,392)		(1,368,011)		(4,826,384)	(3,272,177)	(7,532,533)	(4,255,033)
PROVISION FOR INCOME TAXES							0	0
NET LOSS	$ (2,192,392)	$ (2,633,992)	$ (1,368,011)	$ (1,904,166)	$ (4,826,384)	$ (3,272,177)	$ (7,532,533)	$ (4,255,033)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.02)		$ (0.01)		$ (0.04)	$ (0.03)	$ (0.07)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	136,676,101		101,013,435		129,120,546	95,886,380	108,191,753	81,756,839